UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23347

Hedge Fund Guided Portfolio Solution

(Exact name of Registrant as specified in charter)

900 North Michigan Avenue, Suite 1100

Chicago, Illinois 60611

(Address of principal executive offices) (Zip code)

Scott J. Lederman Grosvenor Registered Multi-Strategy Funds 900 North Michigan Avenue Suite 1100 Chicago, Illinois 60611	George J. Zornada, Esq. K&L Gates LLP State Street Financial Center One Lincoln Street Boston, Massachusetts 02111-2950

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 506-6500

Date of fiscal year end: March 31

Date of reporting period: December 31, 2019

ITEM 1 – SCHEDULE OF INVESTMENTS

The Schedule of Investments is attached hereto.

Hedge Fund Guided Portfolio Solution

Consolidated Schedule of Investments (unaudited)

December 31, 2019

	First
	Acquisition		Fair
Investment Funds*	Date	Cost	Value	% Net Assets	Liquidity**

Event Driven

Elliott International Ltd.	1/1/2019	$7,038,602	$7,184,946	3.10%	Quarterly

Pentwater Merger Arbitrage Fund, Ltd.	8/1/2019	14,607,755	15,449,119	6.66%	Monthly

Wexford Offshore Spectrum Fund	11/1/2018	9,066,256	8,900,274	3.84%	Quarterly

York European Opportunities Unit Trust	11/1/2018	330,000	351,165	0.15%	Quarterly

Total Event Driven		31,042,613	31,885,504	13.75%

Long and/or Short Equity

BlackRock European Hedge Fund Limited	4/1/2019	8,850,000	9,287,125	4.00%	Monthly

Redmile Capital Fund, LP (a)	11/1/2018	18,420,000	20,701,303	8.93%	Quarterly

Steadfast International, Ltd.	11/1/2018	19,430,000	20,455,274	8.82%	Quarterly

TPG Public Equity Partners-B, Ltd.	10/1/2019	21,000,000	21,358,301	9.21%	Quarterly

Total Long and/or Short Equity		67,700,000	71,802,003	30.96%

Macro/Commodities

Alphadyne International Fund, Ltd.	9/1/2019	5,100,000	5,396,559	2.32%	Quarterly

Element Capital Feeder Fund Ltd.	1/1/2019	7,075,000	7,512,354	3.24%	Quarterly

SteelMill Fund, Ltd.	7/1/2019	9,050,000	8,298,154	3.58%	Quarterly

Total Macro/Commodities		21,225,000	21,207,067	9.14%

Multi-Arbitrage

Canyon Value Realization Fund Ltd.	11/1/2018	22,610,000	23,191,985	10.00%	Quarterly

Magnetar Constellation Fund, Ltd.	11/1/2018	8,275,345	8,442,722	3.64%	Quarterly

Myriad Opportunities Offshore Fund Ltd.	11/1/2018	4,508,150	4,461,585	1.93%	Quarterly

Shelter Growth Opportunities Fund, Ltd.	11/1/2018	7,087,500	7,266,974	3.13%	Quarterly

Total Multi-Arbitrage		42,480,995	43,363,266	18.70%

Relative Value

ExodusPoint Partners International Fund, Ltd.	11/1/2018	825,000	872,160	0.38%	Quarterly

HBK Multi-Strategy Offshore Fund, Ltd.	11/1/2018	3,226,021	3,295,342	1.42%	Quarterly

Total Relative Value		4,051,021	4,167,502	1.80%

Total Investments in Investment Funds		$166,499,629	$172,425,342	74.35%

Total Investments		$166,499,629	$172,425,342	74.35%

Other Assets, Less Liabilities			59,476,435	25.65%

Net Assets			$231,901,777	100.00%

*

Non-income producing investments. The Fund’s investments in Investment Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Investment Funds are restricted securities per Rule 12-12.8 of Regulation S-X.

**	Available frequency of redemptions after initial lock-up period.

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

Hedge Fund Guided Portfolio Solution

Consolidated Schedule of Investments (unaudited) (continued)

December 31, 2019

(a)

The Investment Fund is held by Series A-C of HFGPS Subsidiary, LLC (the “Sub-Fund”), a wholly owned subsidiary of the Fund. Investment Funds held by the Sub-Fund represents 12.01% of the total investments in Investment Funds.

The following table represents the geographic regions of the Fund’s investments based on the investment mandate of each Investment Fund:

Percent of Investments in
Geographic Location	Investment Funds
Asia	2.59%
Europe	5.39
Global	53.54
United States/Canada	38.48

Total	100.00%

The following table describes the investments held within each investment category:

(a) Event Driven This investment category includes the Investment Funds that take significant positions in companies with special situations, including distressed stocks, mergers and takeovers.

Notice Period	Redemption Restrictions and Terms*
30 - 93 Days	0-1 year.

(b) Long and/or Short Equities This investment category includes the Investment Funds that make long and short investments in equity securities that are deemed by the Investment Managers to be under or overvalued. The Investment Managers typically do not attempt to neutralize the amount of long and short positions.

Notice Period	Redemption Restrictions and Terms*
34 - 60 Days	0-1 year.

(c) Macro/Commodities This investment category includes the Investment Funds that invest in a variety of instruments including global currencies, interest rates, sovereign debt and commodities based on an analysis of many broad factors including: global monetary and trade policy, geopolitical events, supply and demand, global investor sentiment and various technical factors.

Notice Period	Redemption Restrictions and Terms*
90 Days	0-1 year.

(d) Multi-Arbitrage This investment category includes the Investment Funds that seek to exploit price differences of identical or similar financial instruments, on different markets or in different forms by simultaneously purchasing and selling an asset in order to profit from the difference.

Notice Period	Redemption Restrictions and Terms*
60 - 96 Days	0-2 years.
Side pocket & liquidating vehicle arrangements exist for 0.10%** of the Investment Funds.

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

Hedge Fund Guided Portfolio Solution

Consolidated Schedule of Investments (unaudited) (continued)

December 31, 2019

(e) Relative Value This investment category includes the Investment Funds that seek to take advantage of price differentials between related financial instruments, such as stocks and bonds, by simultaneously buying and selling the different securities—thereby allowing investors to potentially profit from the “relative value” of the two securities.

Notice Period	Redemption Restrictions and Terms*
63 - 90 Days	0-1 year.

*

The information summarized in the table above represents the general terms of the specific asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in constituent documents, to modify and waive such terms.

**	Reflects the percentage of fair value of investments in each respective investment category.

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

Hedge Fund Guided Portfolio Solution

Notes to Consolidated Schedule of Investments (unaudited)

December 31, 2019

Portfolio Valuation

Pursuant to Hedge Fund Guided Portfolio Solution’s (the “Fund”) valuation policies, the Fund’s Board of Trustees (the “Board”) has delegated to Grosvenor Capital Management, L.P., (the “Adviser” or “Grosvenor”) the general responsibility for valuation of the investments subject to oversight by the Board. The Board has approved procedures pursuant to which the Fund will value its investments in Investment Funds at fair value, generally at an amount equal to the Net Asset Value (“NAV”) of the Fund’s investment in the Investment Funds as determined by the Investment Fund’s general partner or Investment Manager. This is commonly referred to as using NAV as the practical expedient which allows for estimation of the fair value of an investment in an investment entity based on NAV or its equivalent if the NAV of the investment entity is calculated in a manner consistent with ASC 946. Because of the inherent uncertainty of valuations of the investments in the Investment Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Investment Funds existed, and the differences could be material.

In accordance with its valuation policies, if no such information is available, or if such information is deemed to not be reflective of fair value by the Adviser, an estimated fair value is determined in good faith by the Adviser pursuant to the Fund’s valuation procedures. All adjustments to fair value made by the Adviser are reviewed and approved by Grosvenor’s Valuation Committee, subject to Board approval.

The Investment Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid non-marketable securities and derivatives that are valued at estimated fair value. However, some of the Investment Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (“side pockets”) may be subject to additional restrictions of liquidity that are stricter than the liquidity restrictions applicable to general interests in the Investment Fund. If the Fund withdraws its interest from such an Investment Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Investment Fund. In instances, where such an Investment Fund closes its operations, the Fund may receive an “in-kind” distribution of a side pocket’s holdings in liquidation of its entire interest in the Investment Fund. The value of side pockets may fluctuate significantly. As of December 31, 2019, the Fund held no investments in side pockets and special liquidating vehicles. Additionally, the governing documents of the Investment Funds generally provide that the Investment Funds may suspend, limit or delay the right of their investors, such as the Fund, to withdraw capital. The primary restrictions applicable to Investment Funds as of December 31, 2019, are described in detail on the Fund’s Consolidated Schedule of Investments.

The Fund prioritizes the inputs to valuation techniques used to measure fair value. In accordance with Accounting Standards Update (“ASU”) No. 2015-07, Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”), investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. When the Adviser believes the reported NAV per share (or its equivalent) of an Investment Fund is not representative of fair value, the Adviser categorizes the investment in accordance with ASC Topic 820, Fair Value Measurement (“ASC 820”).

Hedge Fund Guided Portfolio Solution

Notes to Consolidated Schedule of Investments (unaudited) (continued)

December 31, 2019

ASC 820 establishes a hierarchal disclosure framework which prioritizes and ranks the inputs to valuation techniques used in measuring investments at fair value. In accordance with ASC 820, the Fund has categorized its financial instruments into a three level fair value hierarchy. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The levels of the fair value hierarchy are defined as follows:

●

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.

●

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly. These inputs include (a) quoted prices for similar assets in active markets; (b) quoted prices for identical or similar assets in markets that are not active; (c) inputs other than quoted prices that are observable.

●	Level 3 - Inputs that are unobservable.

Inputs are used in applying valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. If the inputs used to measure an investment fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument. The determination of the significance of a certain input and what constitutes an observable input requires judgment by the Adviser. The categorization of an investment within the hierarchy is based upon the observable inputs of each investment and does not necessarily correspond to the Adviser’s perceived risk of the investment. The units of account that are valued by the Fund are its interests in the Investment Funds and not the underlying holdings of such Investment Funds. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds may differ from the inputs used to value the underlying holdings of such Investment Funds. Thus, an Investment Fund with all of its underlying investments classified as Level 1 may be classified as a Level 2 or Level 3 investment.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2019:

			Level 3	Total Fair Value
		Level 2	Significant	at
	Level 1	Significant	Unobservable	December 31,
Description	Quoted Prices	Observable Inputs	Inputs	2019
Investment Funds measured at NAV	$–	$–	$–		$172,425,342
Total Investments	$–	$–	$–	– $	172,425,342

The level classifications in the table above may not be indicative of the risk.

Hedge Fund Guided Portfolio Solution

Notes to Consolidated Schedule of Investments (unaudited) (continued)

December 31, 2019

Income Taxes

As of December 31, 2019, the tax cost and unrealized appreciation (depreciation) of the Investment Funds held by the Fund, as determined utilizing tax adjustments as of September 30, 2019, were as follows:

Investment Funds

Tax Cost Basis of Investments	$168,284,892

Gross Unrealized Appreciation	$6,134,922
Gross Unrealized Depreciation	(1,994,472)

Net Unrealized Appreciation/(Depreciation)	$4,140,450

ITEM 2 – CONTROLS AND PROCEDURES

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hedge Fund Guided Portfolio Solution

Date: February 28, 2020	By:	/s/ Scott J. Lederman
Scott J. Lederman Chief Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Chief Executive Officer and

By:	/s/ Scott J. Lederman	President	February 28, 2020
Scott J. Lederman

Chief Financial Officer and
By:	/s/ Kathleen P. Sullivan	Treasurer	February 28, 2020
Kathleen P. Sullivan